Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 03, 2017
Registrant Name	dei_EntityRegistrantName	AB LARGE CAP GROWTH FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000889508
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 03, 2017
Document Effective Date	dei_DocumentEffectiveDate	Feb. 03, 2017
Prospectus Date	rr_ProspectusDate	Feb. 03, 2017